FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Fair Value Measurements

NOTE 11. FAIR VALUE MEASUREMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of certain of our financial instruments (cash, temporary investments, accounts and notes receivable, dividends and accounts payable, short-term debt and customer deposits) approximate their carrying amounts. The following table provides the carrying amounts and fair values of certain other financial instruments at December 31:

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Sempra Energy Consolidated:
Investments in affordable housing partnerships(1)	$21	$48	$28	$58
Total long-term debt(2)	9,826	11,047	8,330	8,883
Due to unconsolidated affiliate(3)	―	―	2	2
Preferred stock of subsidiaries	99	106	179	166
SDG&E:
Total long-term debt(4)	$3,895	$4,288	$3,305	$3,300
Contingently redeemable preferred stock	79	86	79	78
SoCalGas:
Total long-term debt(5)	$1,313	$1,506	$1,566	$1,638
Preferred stock	22	23	22	21
(1)	We discuss our investments in affordable housing partnerships in Note 4.
(2)	Before reductions for unamortized discount (net of premium) of $16 million at December 31, 2011 and $22 million at December 31, 2010, and excluding capital leases of $204 million at December 31, 2011 and $221 million at December 31, 2010, and commercial paper classified as long-term debt of $400 million at December 31, 2011 and $800 million at December 31, 2010. We discuss our long-term debt in Note 5.
(3)	Note payable was extinguished due to the increase in our ownership of Chilquinta Energía to 100% in 2011.
(4)	Before reductions for unamortized discount of $11 million at December 31, 2011 and $9 million at December 31, 2010, and excluding capital leases of $193 million at December 31, 2011 and $202 million at December 31, 2010.
(5)	Before reductions for unamortized discount of $3 million at both December 31, 2011 and 2010, and excluding capital leases of $11 million at December 31, 2011 and $19 million at December 31, 2010.

Sempra Energy based the fair values of investments in affordable housing partnerships on the present value of estimated future cash flows, discounted at rates available for similar investments. All entities based the fair values of long-term debt and preferred stock on their quoted market prices or quoted market prices for similar securities.

Derivative Positions Net of Cash Collateral

Each Consolidated Balance Sheet reflects the offsetting of net derivative positions with fair value amounts for cash collateral with the same counterparty when management believes a legal right of offset exists.

The following table provides the amount of fair value of cash collateral receivables that were not offset in the Consolidated Balance Sheets as of December 31, 2011 and 2010:

	December 31,
(Dollars in millions)	2011	2010
Sempra Energy Consolidated	$20	$32
SDG&E	10	25
SoCalGas	2	3

Fair Value Hierarchy

We discuss the valuation techniques and inputs we use to measure fair value and the definition of the three levels of the fair value hierarchy in Note 1 under “Fair Value Measurements.”

The three tables below, by level within the fair value hierarchy, set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010. We also discuss our financial assets and liabilities recorded at fair value on a non-recurring basis. We classify financial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities, and their placement within the fair value hierarchy levels.

The fair value of commodity derivative assets and liabilities is determined in accordance with our netting policy, as discussed above under “Derivative Positions Net of Cash Collateral.”

The determination of fair values, shown in the tables below, incorporates various factors, including but not limited to, the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests).

Our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011 and 2010 in the tables below include the following:

  Nuclear decommissioning trusts reflect the assets of SDG&E's nuclear decommissioning trusts, excluding cash balances, as we discuss in Note 6. The trust assets are valued by a third party trustee. The trustee obtains prices from pricing services that are derived from observable data. We monitor the prices supplied by pricing services by validating pricing with other sources of data.
  Investments include marketable securities and are primarily priced based on observable interest rates for similar instruments actively trading in the marketplace.

  Commodity and other derivative positions, which include other interest rate management instruments, are entered into primarily as a means to manage price exposures. We use market participant assumptions to price these derivatives. Market participant assumptions include those about risk, and the risk inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable.

RECURRING FAIR VALUE MEASURES ― SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		Netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Interest rate instruments		―		66		―		―	66
Commodity contracts subject to rate recovery		10		1		23		―	34
Commodity contracts not subject to rate recovery		15		35		―		(2)	48
Investments		5		―		―		―	5
Total		$590		$335		$23		$(2)	$946
Liabilities:
Interest rate instruments		$1		$124	$	―	$	―	$125
Commodity contracts subject to rate recovery		61		13		―		(61)	13
Commodity contracts not subject to rate recovery		1		52		―		(4)	49
Total		$63		$189	$	―		$(65)	$187

	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Interest rate instruments		―		34		―		―	34
Commodity contracts subject to rate recovery		25		1		2		―	28
Commodity contracts not subject to rate recovery		9		66		―		(22)	53
Investments		1		―		―		―	1
Total		$639		$256		$2		$(22)	$875
Liabilities:
Interest rate instruments	$	―		$82	$	―	$	―	$82
Commodity contracts subject to rate recovery		60		8		―		(60)	8
Commodity contracts not subject to rate recovery		―		67		―		―	67
Total		$60		$157	$	―		$(60)	$157
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SDG&E
(Dollars in millions)
	At fair value as of December 31, 2011
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$468	$	―	$	―	$	―	$468
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		92		78		―		―	170
Municipal bonds		―		77		―		―	77
Other securities		―		78		―		―	78
Total debt securities		92		233		―		―	325
Total nuclear decommissioning trusts(1)		560		233		―		―	793
Commodity contracts subject to rate recovery		9		―		23		―	32
Commodity contracts not subject to rate recovery		1		―		―		―	1
Total		$570		$233		$23	$	―	$826

Liabilities:
Interest rate instruments	$	―		$81	$	―	$	―	$81
Commodity contracts subject to rate recovery		61		12		―		(61)	12
Total		$61		$93	$	―		$(61)	$93

	At fair value as of December 31, 2010
								Collateral
		Level 1		Level 2		Level 3		netted	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$460	$	―	$	―	$	―	$460
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		144		30		―		―	174
Municipal bonds		―		100		―		―	100
Other securities		―		25		―		―	25
Total debt securities		144		155		―		―	299
Total nuclear decommissioning trusts(1)		604		155		―		―	759
Commodity contracts subject to rate recovery		24		―		2		―	26
Commodity contracts not subject to rate recovery		2		―		―		―	2
Total		$630		$155		$2	$	―	$787

Liabilities:
Interest rate instruments	$	―		$58	$	―	$	―	$58
Commodity contracts subject to rate recovery		60		2		―		(60)	2
Total		$60		$60	$	―		$(60)	$60
(1) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES ― SOCALGAS
(Dollars in millions)
	At fair value as of December 31, 2011
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Commodity contracts subject to rate recovery		$1	$1	$	―	$	―	$2
Commodity contracts not subject to rate recovery		2	―		―		―	2
Total		$3	$1	$	―	$	―	$4

Liabilities:
Commodity contracts subject to rate recovery	$	―	$1	$	―	$	―	$1
Total	$	―	$1	$	―	$	―	$1

	At fair value as of December 31, 2010
							Collateral
		Level 1	Level 2		Level 3		netted	Total
Assets:
Interest rate instruments	$	―	$3	$	―	$	―	$3
Commodity contracts subject to rate recovery		1	1		―		―	2
Commodity contracts not subject to rate recovery		3	―		―		―	3
Total		$4	$4	$	―	$	―	$8

There were no transfers into or out of Level 1 or Level 2 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented.

Level 3 Information

The following table sets forth reconciliations of changes in the fair value of net trading and other derivatives classified as Level 3 in the fair value hierarchy for Sempra Energy Consolidated and SDG&E:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Balance as of January 1	$2	$10	$27
Realized and unrealized gains (losses)	32	(16)	(31)
Allocated transmission instruments	7	8	15
Settlements	(18)	―	(1)
Balance as of December 31	$23	$2	$10
Change in unrealized gains or losses relating to
instruments still held at December 31	$17	$(9)	$(16)

There were no transfers into or out of Level 3 during the periods presented.

Level 3 recurring items are related to CRRs at SDG&E. These instruments are recorded at fair value based on the most current auction prices published by the California Independent System Operator (ISO). The earnings impacts of CRRs are deferred and recorded in regulatory accounts to the extent they are recoverable or refundable through rates. Upon settlement, CRRs are included in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations for each of the three years in the period ended December 31, 2011.

Non-Recurring Fair Value Measures – Sempra Energy Consolidated

We discuss non-recurring fair value measures and the associated accounting impact on our investments in RBS Sempra Commodities and Argentina in Note 4.